PROMISSORY NOTE (Details Narrative) - Pinnacle island LP [member]	Nov. 21, 2022 CAD ($) shares $ / shares	Dec. 31, 2022 CAD ($)
IfrsStatementLineItems [Line Items]
Bridge loan	$ 7,000,000
Proceeds from loans	6,740,000
Commitment fee	260,000
Promissory note principal amount	$ 7,000,000
Commitment fee	10.00%
Maturity date	February 22, 2023
Extend maturity date description	The Company extended the maturity to March 22, 2023 and negotiated further extension to November 24, 2023.
Accrued interest		$ 70,959
Warrants issued to purchase common shares | shares	119,229
Exercise price | $ / shares	$ 2.04
Warrant liability	$ 46,492
Non-transferrable warrants issued | shares	350,000